SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted Average Ordinary Shares Outstanding, Beginning Balance		87,777,553	87,187,289	87,187,289
Change in shares, SAPESCO - NESR ordinary share consideration (issued January 14, 2021)	[1]	2,237,000
Weighted Average Ordinary Shares Outstanding, SAPESCO - NESR ordinary share consideration (issued January 14, 2021)	[1]	2,237,000
Change in Shares, SAPESCO - Additional Earn-Out Shares (issued January 14, 2021)	[2]	145,039
Weighted Average Ordinary Shares Outstanding, SAPESCO - Additional Earn-Out Shares (issued January 14, 2021)	[2]	145,039
Change in Shares, Restricted Stock Vesting		87,905
Weighted average ordinary shares outstanding, Restricted stock vesting		35,162	43,943
Change in Shares, Restricted Stock Vesting		316,781
Weighted Average Ordinary Shares Outstanding, Restricted Stock Vesting		52,797
Change in Shares, Restricted Stock Vesting		288,329
Weighted Average Ordinary Shares Outstanding, Restricted Stock Vesting		41,648
Change in Shares, SAPESCO - Contingently Issuable Shares (contingency resolved at December 31, 2020)	[3]	157,702
Weighted Average Ordinary Shares Outstanding, SAPESCO - Contingently Issuable Shares (contingency resolved at December 31, 2020)	[3]	157,702
Change in Shares, SAPESCO - Contingently Issuable Shares (contingency resolved at March 31, 2021)	[3]	113,216
Weighted Average Ordinary Shares Outstanding, SAPESCO - Contingently Issuable Shares (contingency resolved at March 31, 2021)	[3]	1,257
Weighted Average Ordinary Shares Outstanding, Ending Balance		90,448,158	87,231,232	87,777,553
Undistributed & distributed earnings to common shareholders, Basic EPS - common shares		$ 11,472	$ 11,947
Common shares, Basic EPS - common shares		90,448,158	87,231,232
EPS, Basic EPS - common shares		$ 0.13	$ 0.14
Undistributed & distributed earnings to common shareholders, Restricted Stock Units
Common shares, Restricted Stock Units		1,115,526	29,232
Undistributed & distributed earnings to common shareholders, Antidilution sequencing - subtotal		$ 11,472	$ 11,947
Common shares, Antidilution sequencing - subtotal		91,563,684	87,260,464
EPS, Antidilution sequencing - subtotal		$ 0.13	$ 0.14
ndistributed & distributed earnings to common shareholders, Decrease/(increase) in the fair value of the warrants			$ (580)
Common shares, Private Warrants
Common Shares, Public Warrants		369,574
Undistributed & distributed earnings to common shareholders, Antidilution sequencing - subtotal		$ 11,472	$ 11,367
Common shares, Antidilution sequencing - subtotal		91,933,258	87,260,464
EPS, Antidilution sequencing - subtotal		$ 0.12	$ 0.13
Undistributed & distributed earnings to common shareholders, Diluted EPS - common shares		$ 11,472	$ 11,367
Common shares, Diluted EPS - common shares		91,933,258	87,260,464
EPS, Diluted EPS - common shares		$ 0.12	$ 0.13
Change in shares, Restricted stock vesting			307,599

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the quarter ended March 31, 2021 pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share since June 1, 2020.
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 145,039 shares, relating to the quarter ended March 31, 2021 issuance of Additional Earn-Out Shares pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share since December 31, 2020.
[3]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 270,917 shares, relating primarily to the expected 2021 issuance of Customer Receivables Earn-Out Shares pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share as the conditions for issuance were satisfied.